Fair Value Measurements (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 29, 2024
Carlyle Warrants [Member]
Fair Value Measurements [Line Items]
Price per share (in Dollars per share)		$ 0.01
SAFE Agreement [Member]
Fair Value Measurements [Line Items]
Discount rate of conversion	50.00%	50.00%
Conversion probability of percentage		50.00%
Related Party [Member]
Fair Value Measurements [Line Items]
Due to related parties (in Dollars)	$ 1.2	$ 1.3